Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Grant Thornton Zhitong Certified Public Accountants LLP
Auditor Firm ID	1487
Auditor Location	Shanghai, China
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of LakeShore Biopharma Co., Ltd (formerly YS Biopharma Co., Ltd.) and subsidiaries (the “Company”) as of March 31, 2025, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ (deficit)/equity, and cash flows for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.